Earnings per share - Summary of earnings per share (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (13,586,027)	$ (13,201,848)
Weighted average number of ordinary shares used in calculating basic earnings per share	145,661,097	132,014,383
Weighted average number of ordinary shares used in calculating diluted earnings per share	145,661,097	132,014,383
Basic earnings per share	$ (9.327)	$ (10)
Diluted earnings per share	$ (9.327)	$ (10)